Share-based compensation (Details Narrative) - USD ($) $ in Millions		1 Months Ended			3 Months Ended					12 Months Ended
	Nov. 11, 2019	Feb. 29, 2024	Jan. 31, 2023	Feb. 28, 2022	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023	Jan. 01, 2022	Jan. 01, 2021	Nov. 10, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation					$ 0.5			$ 0.9		$ 1.8	$ 3.0
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period					2 years					2 years
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period					3 years					3 years
2019 Incentive Award Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized issuance shares of common stock	34,091											194,493	127,606	61,364	24,621
Percent of common stock outstanding	10.00%
Authorized common stock issuance	204,546
2019 Incentive Award Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation					$ 0.1			0.3		$ 1.0	$ 2.4
Unrecognized share-based compensation related to options					$ 0.1					$ 0.2
Period of recognition for unrecognized share-based compensation					4 months 24 days					4 months 24 days
2019 Incentive Award Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period										10 years
2019 Incentive Award Plan [Member] | Restricted Stock [Member] | Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation		$ 0.4	$ 0.5	$ 0.5				$ 0.1	$ 0.1
Awards granted		42,088	20,292	4,962				409	1,489
2019 Incentive Award Plan [Member] | Restricted Stock [Member] | Executives and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation			$ 0.1				$ 0.1
Awards granted			4,545				909
2019 Incentive Award Plan [Member] | Restricted Stock [Member] | Two Member of Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation						$ 0.3
Awards granted						34,090